AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks
Auto Components — 1.2%
Aptiv PLC	429,914	$39,414,516
Biotechnology — 2.1%
Incyte Corp.*	242,994	21,806,282
Vertex Pharmaceuticals, Inc.*	170,468	46,387,752
		68,194,034
Capital Markets — 1.9%
Charles Schwab Corp. (The)	346,943	12,569,745
Goldman Sachs Group, Inc. (The)	93,574	18,805,567
S&P Global, Inc.	68,394	24,662,876
XP, Inc. (Brazil) (Class A Stock)*	153,904	6,416,258
		62,454,446
Electric Utilities — 1.2%
NextEra Energy, Inc.	139,293	38,662,165
Entertainment — 4.4%
Netflix, Inc.*	189,049	94,530,171
Spotify Technology SA*	200,528	48,642,077
		143,172,248
Health Care Equipment & Supplies — 4.8%
Becton, Dickinson & Co.	110,699	25,757,443
Intuitive Surgical, Inc.*	92,692	65,768,682
Stryker Corp.	309,979	64,590,324
		156,116,449
Health Care Providers & Services — 6.9%
Anthem, Inc.	70,841	19,027,184
Centene Corp.*	325,908	19,010,214
Cigna Corp.	368,490	62,425,891
HCA Healthcare, Inc.	249,242	31,075,492
Humana, Inc.	75,958	31,438,257
UnitedHealth Group, Inc.	206,176	64,279,491
		227,256,529
Health Care Technology — 0.0%
GoodRx Holdings, Inc. (Class A Stock)*	17,345	964,382
Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc.*	15,573	19,368,296
DraftKings, Inc. (Class A Stock)*(a)	403,963	23,769,183
Hilton Worldwide Holdings, Inc.	56,718	4,839,179
		47,976,658
Interactive Media & Services — 16.6%
Alphabet, Inc. (Class A Stock)*	98,481	144,333,753
Alphabet, Inc. (Class C Stock)*	39,193	57,598,033
Facebook, Inc. (Class A Stock)*	681,940	178,600,086
IAC/InterActiveCorp*	114,278	13,688,219
Match Group, Inc.*	261,418	28,925,902
Snap, Inc. (Class A Stock)*(a)	2,002,398	52,282,612
Tencent Holdings Ltd. (China), ADR(a)	998,448	67,545,007
		542,973,612
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 12.2%
Alibaba Group Holding Ltd. (China), ADR*	282,214	$82,965,272
Amazon.com, Inc.*	90,586	285,230,856
Booking Holdings, Inc.*	18,545	31,724,560
		399,920,688
IT Services — 12.2%
Fidelity National Information Services, Inc.	237,498	34,962,080
Global Payments, Inc.	564,141	100,180,159
MongoDB, Inc.*(a)	67,358	15,594,051
PayPal Holdings, Inc.*	477,252	94,032,961
Shopify, Inc. (Canada) (Class A Stock)*	3,614	3,697,014
Snowflake, Inc. (Class A Stock)*(a)	11,609	2,913,859
Visa, Inc. (Class A Stock)(a)	673,143	134,608,406
Wix.com Ltd. (Israel)*	58,679	14,954,343
		400,942,873
Life Sciences Tools & Services — 0.6%
Avantor, Inc.*	909,036	20,444,220
Machinery — 0.8%
Ingersoll Rand, Inc.*	720,516	25,650,370
Multiline Retail — 2.1%
Dollar General Corp.	335,189	70,262,318
Multi-Utilities — 0.5%
Sempra Energy	129,144	15,285,484
Oil, Gas & Consumable Fuels — 0.1%
Concho Resources, Inc.	58,793	2,593,947
Professional Services — 0.9%
CoStar Group, Inc.*	33,667	28,566,786
Road & Rail — 0.5%
Norfolk Southern Corp.	72,380	15,488,596
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*	345,160	28,299,668
ASML Holding NV (Netherlands)(a)	113,630	41,960,150
Marvell Technology Group Ltd.	445,474	17,685,318
		87,945,136
Software — 17.3%
Intuit, Inc.	241,630	78,822,122
Microsoft Corp.	1,082,999	227,787,180
salesforce.com, Inc.*	528,740	132,882,937
ServiceNow, Inc.*	94,051	45,614,735
Slack Technologies, Inc. (Class A Stock)*(a)	420,822	11,303,279
Splunk, Inc.*	237,957	44,766,850
Synopsys, Inc.*	111,757	23,913,763
		565,090,866
Specialty Retail — 3.1%
CarMax, Inc.*(a)	169,630	15,590,693
Carvana Co.*(a)	150,196	33,502,720
Ross Stores, Inc.	569,405	53,136,875
		102,230,288
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AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	1,270,238	$147,106,263
Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.*	79,703	26,251,777
NIKE, Inc. (Class B Stock)	189,836	23,832,012
		50,083,789

Total Long-Term Investments (cost $2,049,984,759)		3,258,796,663
Short-Term Investments — 6.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,378,825	5,378,825
PGIM Institutional Money Market Fund (cost $209,933,487; includes $209,883,568 of cash collateral for securities on loan)(b)(w)	209,960,992	209,918,999

Total Short-Term Investments (cost $215,312,312)		215,297,824

TOTAL INVESTMENTS—106.2% (cost $2,265,297,071)		3,474,094,487

Liabilities in excess of other assets — (6.2)%		(204,125,838)

Net Assets — 100.0%		$3,269,968,649

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $206,364,353; cash collateral of $209,883,568 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2